NATURE OF OPERATIONS (Details Textual)	Oct. 31, 2016 USD ($)
NATURE OF OPERATIONS [Line Items]
Projected Capital To Fund Operations	$ 20,000,000
Retained Earnings (Accumulated Deficit)	$ (8,330)